ARTISAN FUNDS, INC.

875 E. Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

September 5, 2008

BY EDGAR

Securities and Exchange Commission

100 F Street, NW

Washington, D.C. 20549

Artisan Funds, Inc.

1933 Act Registration No. 33-88316

1940 Act Registration No. 811-8932

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Artisan Funds, Inc. (“Artisan Funds”) certifies that:

a.	the forms of prospectus and statement of additional information for Artisan Opportunistic Growth Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recent post-effective amendment to Artisan Funds’ registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to Artisan Funds’ registration statement was filed with the Commission electronically on August 29, 2008.

Very truly yours, ARTISAN FUNDS, INC.

/s/ Janet D. Olsen
By: Janet D. Olsen Its: General Counsel and Secretary